Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Related Party Transactions (Tables):
Schedule of Related Party Transactions

Activity for related party transactions during 2013 and 2012 is as follows (dollars in thousands):

	2013	2012
Related party extensions of credit, beginning of period	$3,831	$3,829
New loans	1,116	745
Repayments	(1,125)	(743)
Related party extension of credit, end of period	$3,822	$3,831